Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	EMPOWER FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Core Strategies: Flexible Bond Fund
Institutional Class Ticker: MXEDX
Investor Class Ticker: MXEWX
(the “Fund”)Supplement dated January 22, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2024, as supplemented Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“Western Asset”), the Fund’s sub-advisers, are responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as a sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the portion of the Fund’s investment portfolio currently managed by Western Asset, effective January 17, 2025.Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last four paragraphs of the “Principal Investment Strategies” section are hereby deleted and replaced with the following:Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and one sub-adviser: Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”).•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.•Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, Multi-Manager Risk in the “Principal Investment Risks” section is revised to state the following:Multi-Manager Risk - Because the Adviser and Sub-Adviser make investment decisions independently, it is possible that the security selection processes of the Adviser and Sub-Adviser may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.EMPOWER FUNDS, INC.Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)Supplement dated January 22, 2025 to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplemented Western Asset Management Company, LLC (“Western Asset”) is the sub-adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as the sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the Fund’s investment portfolio, effective January 17, 2025.Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. In constructing the Fund’s portfolio, ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.
Empower Core Strategies Flexible Bond Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower Core Strategies: Flexible Bond Fund
Institutional Class Ticker: MXEDX
Investor Class Ticker: MXEWX
(the “Fund”)Supplement dated January 22, 2025 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) for the Fund, each dated April 30, 2024, as supplemented Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Western Asset Management Company, LLC (“Western Asset”), the Fund’s sub-advisers, are responsible for managing their respective portions of the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as a sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the portion of the Fund’s investment portfolio currently managed by Western Asset, effective January 17, 2025.Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last four paragraphs of the “Principal Investment Strategies” section are hereby deleted and replaced with the following:Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and one sub-adviser: Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”).•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.•Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.Under the “Fund Summary” header of the Prospectus and Summary Prospectus, Multi-Manager Risk in the “Principal Investment Risks” section is revised to state the following:Multi-Manager Risk - Because the Adviser and Sub-Adviser make investment decisions independently, it is possible that the security selection processes of the Adviser and Sub-Adviser may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by ECM and one sub-adviser: Loomis, Sayles & Company, L.P. (the “Sub-Adviser” or “Loomis Sayles”).•ECM invests primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.•Loomis Sayles invests in fixed income securities that are attractively valued, based on the credit outlook of an issuer and maximum total return potential.ECM maintains a strategic allocation of the Fund’s assets with the Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to ECM and a 50% allocation of the Fund’s assets to Loomis Sayles. Actual allocations may vary from the target allocations and ECM may change the asset allocations at any time without shareholder notice or approval.
Empower Core Strategies Flexible Bond Fund | Multi Manager Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Multi-Manager Risk - Because the Adviser and Sub-Adviser make investment decisions independently, it is possible that the security selection processes of the Adviser and Sub-Adviser may not complement one another and the Fund may have buy and sell transactions in the same security on the same day.
Empower US Government Securities Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	EMPOWER FUNDS, INC.Empower U.S. Government Securities Fund
Institutional Class Ticker: MXDQX
Investor Class Ticker: MXGMX
(the “Fund”)Supplement dated January 22, 2025 to the Prospectus and Summary Prospectus for the Fund, each dated April 30, 2024, as supplemented, and Statement of Additional Information (“SAI”) for the Fund, dated December 11, 2024, as supplemented Western Asset Management Company, LLC (“Western Asset”) is the sub-adviser to the Fund and is responsible for managing the Fund’s investment portfolio, including the investment and reinvestment of the Fund’s assets and making decisions to buy, sell or hold any particular security. At a meeting held on December 10-11, 2024, the Board of Directors of Empower Funds, Inc. (“Empower Funds”), including a majority of its directors who are not “interested persons” of Empower Funds (as that term is defined in the Investment Company Act of 1940, as amended), approved removing Western Asset as the sub-adviser of the Fund and having Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser, manage the Fund’s investment portfolio, effective January 17, 2025.Accordingly, the following changes are made to the Fund’s Prospectus, Summary Prospectus and SAI, as applicable:Under the “Fund Summary” header of the Prospectus and Summary Prospectus, the last paragraph of the “Principal Investment Strategies” section is hereby deleted and replaced with the following:The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. In constructing the Fund’s portfolio, ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s investment portfolio is managed by Empower Capital Management, LLC (“ECM”), the Fund’s investment adviser. In constructing the Fund’s portfolio, ECM combines a “top-down” or macroeconomic analysis of the fixed income markets together with “bottom-up” security-by-security fundamental research to identify relative value opportunities.